Debt And Lines Of Credit (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended		3 Months Ended		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2017	Sep. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Debt Activity [Line Items]
Extinguishment of Debt, Amount	[1]					$ 266	$ 2,151	$ 1,625
Original maturity date range, minimum						Jun. 01, 2015	Jan. 14, 2014	Jan. 14, 2014
Original maturity date range, maximum						Dec. 01, 2030	Sep. 01, 2031	Sep. 01, 2031
Gains (Losses) on Extinguishment of Debt	[2]					$ 29	$ 207	$ 276
Gain (Loss) on Repurchase of Debt Instrument				$ 31	$ 211
Pension Contributions					750	750	$ 750	$ 353
Maturities of long-term debt, 2017						239
Maturities of long-term debt, 2018						690
Maturities of long-term debt, 2019						433
Maturities of long-term debt, 2020						179
Maturities of long-term debt, 2021						612
Three Point Zero Percentage Fixed Rate Loan [Member]
Schedule of Debt Activity [Line Items]
Proceeds from Issuance of Unsecured Debt				$ 1,100
Interest rate				3.00%
Maturity date, range low				Feb. 15, 2027
Four Point Four Percentage Fixed Rate Loan [Member] [Member] [Member]
Schedule of Debt Activity [Line Items]
Proceeds from Issuance of Unsecured Debt				$ 1,200
Interest rate				4.40%
Maturity date, range low				Aug. 15, 2047
Unsecured Debt [Member]
Schedule of Debt Activity [Line Items]
Interest rate				7.95%
Maturity date, range low				Jan. 01, 2018
Repayments of Debt				$ 266
Extinguishment of Debt, Amount					$ 1,000
Original maturity date range, minimum					Jan. 01, 2018
Original maturity date range, maximum					Dec. 31, 2022
Gains (Losses) on Extinguishment of Debt					$ 207
Commercial Paper [Member]
Schedule of Debt Activity [Line Items]
Revolving credit facilities available				750
Short-term Debt						165
Three Point Eight Percentage Fixed Rate Loan [Member]
Schedule of Debt Activity [Line Items]
Proceeds from Issuance of Unsecured Debt					$ 700
Interest rate					3.80%
Maturity date, range low					Jan. 15, 2026
Five Point Zero Percentage Fixed Rate Loan [Member]
Schedule of Debt Activity [Line Items]
Proceeds from Issuance of Unsecured Debt					$ 600
Interest rate					5.00%
Maturity date, range low					Sep. 15, 2035
Five Point One Five Percentage Fixed Rate Loan [Member]
Schedule of Debt Activity [Line Items]
Proceeds from Issuance of Unsecured Debt					$ 700
Interest rate					5.15%
Maturity date, range low					May 15, 2046
Credit Facility Agreements [Member]
Schedule of Debt Activity [Line Items]
Contractually committed credit facilities						2,100
Revolving Credit Facility [Member]
Schedule of Debt Activity [Line Items]
Revolving credit facilities available						$ 1,500
Credit agreement facility fee						0.15%
Receivables Securitization Program [Member]
Schedule of Debt Activity [Line Items]
Commercial paper-based financings agreement value						$ 600
Available commercial paper-based financings						$ 600
Early debt extinguishment costs (see Note 13)
Schedule of Debt Activity [Line Items]
Write off of Deferred Debt Issuance Cost				$ 29
Scenario, Forecast [Member] | Revolving Credit Facility [Member]
Schedule of Debt Activity [Line Items]
Line of credit, maturity date		Dec. 26, 2021
Scenario, Forecast [Member] | Receivables Securitization Program [Member]
Schedule of Debt Activity [Line Items]
Line of credit, maturity date			Dec. 31, 2017
Minimum [Member]
Schedule of Debt Activity [Line Items]
Interest rate						2.00%	2.00%	2.00%
Minimum [Member] | Unsecured Debt [Member]
Schedule of Debt Activity [Line Items]
Interest rate					4.75%
Maximum [Member]
Schedule of Debt Activity [Line Items]
Interest rate						9.38%	9.38%	9.38%
Maximum [Member] | Unsecured Debt [Member]
Schedule of Debt Activity [Line Items]
Interest rate					9.38%

[1]	Reductions related to notes with interest rates ranging from 2.00% to 9.38% with original maturities from 2015 to 2030 for the years ended December 31, 2016, 2015 and 2014. Includes the $630 million payment for a portion of the Special Purpose Entity Liability for the year ended December 31, 2015 (see Note 12 Variable Interest Entities).
[2]	Amounts are included in Restructuring and other charges in the accompanying consolidated statements of operations.